Securities - Projected Weighted-Average Default Rates and Loss Severities (Detail) - Recent Vintage	Dec. 31, 2017	Dec. 31, 2016
Alt-A
Gain (Loss) on Investments [Line Items]
Default rate	22.00%	30.00%
Severity	53.00%	54.00%
Subprime
Gain (Loss) on Investments [Line Items]
Default rate	38.00%	49.00%
Severity	66.00%	70.00%
Prime
Gain (Loss) on Investments [Line Items]
Default rate	13.00%	18.00%
Severity	39.00%	39.00%